Long-Term Borrowings - Summary of Long-term Borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)
Debt Instrument [Line Items]
Long-term borrowings	¥ 40,000	$ 5,557
China Merchants Bank
Debt Instrument [Line Items]
Annual Interest Rate	3.60%	3.60%
Maturity Date	Dec. 15, 2030
Long-term borrowings	¥ 40,000	$ 5,557